Employee Benefits (Summary of Remeasurement of Defined Benefit Plans) (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Principal pension plans [member]
Disclosure of defined benefit plans [table]
Remeasurement gain/(loss) - financial	$ (1,124)	$ (382)
Remeasurement gain/(loss) – return on plan assets less interest income	800	386
Changes in asset limitation and minimum funding requirement	176	116
Amounts Recognized in Other Comprehensive Income for Remeasurement of Defined Benefit Plans	(148)	120
Principal post retirement benefit plan [Member]
Disclosure of defined benefit plans [table]
Remeasurement gain/(loss) - financial	(36)	(24)
Changes in asset limitation and minimum funding requirement	0	0
Amounts Recognized in Other Comprehensive Income for Remeasurement of Defined Benefit Plans	(36)	(24)
Other pension plans [Member]
Disclosure of defined benefit plans [table]
Remeasurement gain/(loss) - financial	(43)	0
Remeasurement gain/(loss) – return on plan assets less interest income	0	0
Changes in asset limitation and minimum funding requirement	0	0
Amounts Recognized in Other Comprehensive Income for Remeasurement of Defined Benefit Plans	$ (43)	$ 0